TRADE PAYABLES (Details 1) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Trade and other current payables	$ 2,968	¥ 21,529	$ 2,946	¥ 20,326	¥ 21,118
Not Later Than One Year One [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables			600	4,139	8,326
Not Later Than One Year To Two Year [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables			788	5,438	10,030
Not Later Thantwo Yeart To Three [Member]
IfrsStatementLineItems [Line Items]
Trade and other current payables			$ 1,558	¥ 10,749	¥ 2,762